Evaluation of Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
19.	Evaluation of Subsequent Events

Gain on Sale of Investment

In April 2016 the Company sold 500,000 shares of AzurRx Common Stock generating net proceeds of $625,000. After this sale, the Company held 315,757 shares AzurRx Common Stock representing a 4.27% ownership interest in AzurRx, on a fully-diluted basis. See also Note 3 Sale of Equity Method Investment.

Advances from Stockholders

Subsequent to March 31, 2016, the Company received aggregate advances of $64,500 from certain current directors and related parties. As of the date of this report, such outstanding balance of such advances was $2,676,500. No terms of repayment have been specified on the aforementioned advances. See also Note 12 Loans Payable to Stockholders.

Debt and Issuance of Warrants

As detailed in Note 14 Debt above, the Company entered into an addendum with WVJITB to extend the maturity date for two outstanding convertible promissory notes to September 30, 2016 from March 31, 2016. This addendum, effective March 31, 2016, includes the Company to grant WVJITB a five-year warrant for the purchase of 23,600 shares of the Company’s Common Stock at an exercise price of to be determined by the Board of Directors.

Issuance of Common Stock for Advertising Services

In April 2016 the Company issued 6,000 shares of Common Stock to an advertising firm for services rendered. The issuance was related to an agreement by which the advertising form was to provide certain advertising and marketing services in return for 12,000 shares of the Company’s Common Stock (payable in two installments) as well as cash payments, as stated in the agreement. See also Note 15 Common Stock.

16. Evaluation of Subsequent Events

Sale of AzurRx Common Stock

Subsequent to December 31, 2015, the Company notified AzurRx of its intent to convert 30 of its Series A convertible Preferred Stock, $0.0001 par value per share, into shares of AzurRx common stock, $0.0001 par value per share, pursuant to the terms and conditions of the Certificate of Designations. The conversion rate was 24,393 shares of Common Stock per share of Series A Preferred Stock. The Company received 731,810 shares of AzurRx common stock upon conversion.

In addition, the Company entered into various Stock Purchase Agreements to sell shares of its AzurRx Common Stock and received aggregate proceeds of $587,100 from the sale.

Conversion of Accrued Interest and Accounts Payable

Subsequent to December 31, 2015, the Company’s Board of Directors authorized the conversion of an aggregate of $33,333 of accrued interest on promissory notes issued by the Company to Summit Resources, Inc. (“Summit”), an affiliate of Steven Antoline, who is a director of the Company, and $8,060 of accounts payable by the Company to Summit, into 6,623 shares of Common Stock at the rate of $6.25.

Stock Issuance

Subsequent to December 31, 2015 the Company issued aggregate of 6,000 shares of Common Stock for services rendered.

Stock Warrants

Subsequent to December 31, 2015, the Company issued warrants to purchase 18,000 shares of Common Stock to Summit as consideration for advances. The warrants are exercisable at an exercise price of $10.00 per share for a five year term.

Subsequent to December 31, 2015, the Company issued warrants to purchase 23,600 shares of Common Stock to West Virginia Jobs Investment Trust Board as consideration for modifying the terms of the loan agreement. The warrants are exercisable at an exercise price of $10.00 per share for a five year term.

Advances from Stockholders

Subsequent to December 31, 2015, the Company received advances equal to an aggregate of $95,000 from certain current directors and related parties. Repayment of $25,000 has been made on the aforementioned advances and repayment of $47,000 on prior advances. No terms of repayment have been specified on the balance of the aforementioned advances as of the filing date.

Convertible Note and Warrant

Subsequent to December 31, 2015, the Company entered into a Subscription Agreement with 1 accredited investor, pursuant to which the Company received an aggregate gross proceeds of $500,000 for the sale of an 23% original issue discount unsecured convertible note (the “Note”) due six months from funding. The Note includes legal fees of $5,000, which was added to the balance of the Note. The Note shall not accrue additional interest. The Company issued to the investor (a) the Note with a principal amount of $655,000, (b) 4,348 shares of the Company’s Common Stock and (c) a five-year warrant to purchase up to 65,500 shares of Common Stock at an exercise price of $18.75, subject to adjustment in certain events as provided therein.

Upon an event of default as defined in the Debenture, the outstanding balance of the Note is convertible at the holder’s option into Common Stock at a conversion price equal to (initially) 70% of the lowest closing bid price for the Common stock in the twenty trading days immediately preceding the conversion, subject to adjustment in certain events as provided therein.

In connection with the Note, the Company paid to a FINRA registered broker dealer that acted as the placement agent an aggregate of approximately $60,000 in cash compensation, representing fees and an expense allowance. In addition, the Company agreed to issue a warrant to purchase an aggregate of approximately 19,650 shares of Common Stock to the placement agent (or its designees) with an exercise price of $6.25 per share and term of five years.

Reverse Stock-Split

On ________, 2016, the Company effected a 1-for-25 reverse stock split of its issued common stock. The reverse stock split did not cause an adjustment to the par value of the authorized shares of common stock. As a result of the reverse stock split, the Company also adjusted the share and per-share amounts under its incentive stock plan and common stock warrant agreements with third parties. No fractional shares were issued in connection with the reverse stock split. All disclosure of common shares and per share common per-share data in the accompanying consolidated financial statements and related notes have been adjusted retroactively to reflect the reverse stock split for all periods presented.